Credit Quality (Tables)	6 Months Ended
Mar. 31, 2021
Credit Quality
Schedule of credit quality of loans and credit commitments

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2021	2020	2020
Impaired exposures
Australia
Housing and business loans
Gross amount	1,332	1,845	1,267
Provision[1]	(566)	(690)	(530)
Net	766	1,155	737
Personal loans greater than 90 days past due
Gross amount	327	370	402
Provision[2]	(187)	(206)	(285)
Net	140	164	117
Restructured loans
Gross amount	12	16	14
Provision[1]	(3)	(4)	(3)
Net	9	12	11
New Zealand
Housing and business loans
Gross amount	123	157	175
Provision[1]	(62)	(70)	(73)
Net	61	87	102
Personal loans greater than 90 days past due
Gross amount	33	36	33
Provision[2]	(23)	(26)	(26)
Net	10	10	7
Restructured loans
Gross amount	3	—	—
Provision[1]	—	—	—
Net	3	—	—
Other overseas
Housing and business loans
Gross amount	241	355	259
Provision[1]	(133)	(156)	(161)
Net	108	199	98
Personal loans greater than 90 days past due
Gross amount	—	—	1
Provision[2]	—	—	—
Net	—	—	1
Restructured loans
Gross amount	—	—	3
Provision[1]	—	—	(1)
Net	—	—	2
Total impaired exposures
Gross amount	2,071	2,779	2,154
Provision[1,2]	(974)	(1,152)	(1,079)
Total net impaired exposures	1,097	1,627	1,075
Items 90 days past due, or otherwise in default but not impaired
Australia
Gross amount	6,601	7,976	4,965
Provision	(857)	(941)	(575)
Net	5,744	7,035	4,390
New Zealand
Gross amount	471	503	389
Provision	(56)	(72)	(45)
Net	415	431	344
Other overseas
Gross amount	37	53	55
Provision	(5)	(8)	(8)
Net	32	45	47
Total items 90 days past due, or otherwise in default but not impaired
Gross amount	7,109	8,532	5,409
Provision	(918)	(1,021)	(628)
Total net items 90 days past due, or otherwise in default but not impaired	6,191	7,511	4,781
Total non-performing loans and credit commitments
Gross amount[3]	9,180	11,311	7,563
Provision[3]	(1,892)	(2,173)	(1,707)
Total net non-performing loans and credit commitments	7,288	9,138	5,856
1.	Includes individually assessed provisions and collectively assessed provisions on impaired exposures.
2.	Includes collectively assessed provisions on impaired exposures.
3.

Gross amount includes $95 million of loans in assets held for sale (30 September 2020:  nil, 31 March 2020:  nil), with nil undrawn credit commitments (30 September 2020:  nil, 31 March 2020:  nil). Provision includes $22 million against assets held for sale (30 September 2020:  nil, 31 March 2020:  nil) and nil in liabilities held for sale (30 September 2020: nil, 31 March 2020: nil).